DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2025
Discontinued Operations
DISCONTINUED OPERATIONS

NOTE 32 – DISCONTINUED OPERATIONS

On June 30, 2025, the Company entered into a share purchase agreement (the “A2ZMS Agreement”) pursuant to which it sold its wholly-owned subsidiary A2ZMS Advanced Military Solutions Ltd., a company organized under the laws of Israel (“A2ZMS”), to a purchaser residing in Israel for a purchase price of 500,000 ILS. The purchaser is related to a director of the Company. The A2ZMS Agreement was approved by all of the independent directors of the Company. The Company received an independent valuation of A2ZMS in connection with this transaction.

The results of operations of A2ZMS were classified as discontinued operations in these consolidated financial statements of the Company as of December 31, 2025.

The below are the data of operating results attributed to the discontinued operations:

	Yeat ended December 31,
	2025	2024	2023

Revenues	$824	$1,790	$2,163
Cost of revenues	767	1,692	1,423
Gross profit	57	98	740

Expenses:
Research and development costs	9	164	648
General and administration expenses	1,455	1,714	866
Operating loss	(1,407)	(1,780)	(774)

Other expense	-	-
Financial (income) expense	9	61	46
Loss before taxes on income	(1,416)	(1,841)	(820)
Income tax expense	-	-	-
Loss on disposal of discontinued operations*	(1,009)	-	-
Net loss for the year from discontinued operations	$(2,425)	$(1,841)	$(820)

(*)	The loss on disposal of discontinued operations was determined as follows:

A2Z CUST2MATE SOLUTIONS CORP.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in Thousands of US Dollars, except per share data)

NOTE 32 – DISCONTINUED OPERATIONS (CONTINUED)

	Year ended December 31,
	2025	2024

Consideration received on disposal of discontinued operations	$148	$-
Cash disposed of	(549)	-
Net cash outflow on disposal of discontinued operations	(401)	-

Net assets disposed (other than cash):
Property, equipment and right of use assets, net	(416)	-
Trade and other receivables	(668)	-
Trade and other payables	223	-
Loans	94	-
Severance payments, net	159	-
	$(1,009)	$-

	Year ended
	December 31,
	2025	2024

Net cash flows provided by (used by) discontinued operations

From operating activities	$514	$338
From investing activities	(47)	(94)
From financing activities	(134)	(255)
	$333	$11